Debt and Convertible Loan Payable (Detail Narrative) (10-K)														1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 21, 2018 USD ($) $ / shares shares	Mar. 20, 2018 USD ($) shares	Mar. 05, 2018 USD ($) $ / shares shares	Jan. 09, 2018 USD ($) $ / shares shares	Dec. 18, 2017 USD ($) $ / shares shares	Oct. 17, 2017 USD ($) $ / shares shares	Oct. 12, 2017 USD ($) Integer Investors $ / shares shares	Oct. 10, 2017 USD ($) Investors	Mar. 24, 2017 USD ($) Integer $ / shares	Mar. 24, 2017 USD ($) Investors $ / shares	Mar. 20, 2017 USD ($) $ / shares shares	Sep. 26, 2016 USD ($)	Mar. 22, 2016 USD ($) Investors	Oct. 17, 2017 USD ($) Integer $ / shares shares	Mar. 20, 2017 USD ($) $ / shares	Mar. 15, 2017 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Oct. 17, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jun. 05, 2015 USD ($)
Debt And Convertible Loan Payable [Line Items]
Repayments of note payable																	$ 1,809	$ 227,132		$ 6,787
Conversion of debt, fair value of shares issued		$ 4,200
Conversion of debt, shares issued | shares																	150,000			75,000
Number of shares issued | shares		30,000														2,060,000
Debt face amount																						$ 36,100
Proceeds from convertible note payable																	$ 195,000	$ 250,000		$ 500,000	$ 675,000
Accrued interest																				49,000	10,334
Additional debt discount																					20,000
Amortization of debt issue costs																					20,000
Tangiers Note [Member]
Debt And Convertible Loan Payable [Line Items]
Conversion of debt, shares issued | shares														329,670
Conversion of debt, price per share | $ / shares									$ 0.30	$ 0.30
Original issue discount percentage														10.00%
Conversion rate									65.00%					65.00%
Number of trading days for conversion | Integer									15					15
Original debt converted														$ 30,000
Percentage multiplied by principal and accrued interest														150.00%
Increase in interest rate														18.00%
Debt Discount And Original Issuance Costs [Member]
Debt And Convertible Loan Payable [Line Items]
Additional debt discount																	24,228			69,541	417,834
Interest expense																	$ 80,563			$ 466,862	$ 265,217
Chuck Rifici Holdings Inc [Member]
Debt And Convertible Loan Payable [Line Items]
Repayments of note payable															$ 269,498
Conversion of debt, price per share | $ / shares											$ 0.30				$ 0.30
Original issue discount percentage												10.00%
Debt face amount												$ 225,500
Firstfire Global Opportunities Fund, Llc, And Rockwell Capital Partners Inc [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Repayments of note payable											$ 252,917		$ 250,000
Conversion of debt, fair value of shares issued											$ 100,000
Conversion of debt, shares issued | shares											333,333
Proceeds from notes payable													$ 272,500
Original issue discount percentage													9.00%
Interest rate percentage on unpaid principal amount													3.00%
Conversion rate													45.00%
Number of trading days for conversion | Investors													10
Tangiers Global, LLC [Member]
Debt And Convertible Loan Payable [Line Items]
Repayments of note payable								$ 250,000
Conversion of debt, fair value of shares issued	$ 25,000		$ 25,000	$ 100,000	$ 45,000														$ 30,000
Conversion of debt, shares issued | shares	295,631		269,716	899,685	516,648	329,670													329,670
Conversion of debt, price per share | $ / shares	$ 0.08		$ 0.09	$ 0.11	$ 0.09	$ 0.09			$ 0.30	$ 0.30				$ 0.09
Original issue discount percentage								10.00%
Conversion rate								65.00%		65.00%
Number of trading days for conversion | Investors								15		15
Original debt converted					$ 45,000	$ 30,000
Percentage multiplied by principal and accrued interest								150.00%
Tangiers Global, LLC [Member] | Securities Purchase Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Conversion of debt, shares issued | shares					516,648												1,768,738			3,280,255
Conversion of debt, price per share | $ / shares									$ 0.30	$ 0.30
Proceeds from notes payable									$ 550,000	$ 550,000
Original issue discount percentage									10.00%	10.00%
Interest rate percentage on unpaid principal amount									8.00%	8.00%
Outstanding balance																	$ 369,000			$ 519,000
Guaranteed interest																	$ 44,000			$ 44,000
Original debt converted					$ 45,000
Tangiers Global, LLC [Member] | Investment Agreement [Member]
Debt And Convertible Loan Payable [Line Items]
Conversion of debt, price per share | $ / shares							$ 0.1666
Number of trading days for conversion | Investors							8
Number of shares issued | shares							2,000,000
Maximum put amount							$ 250,000
Minimum put amount							5,000
Debt face amount							$ 50,000
Debt maturity date							May 12, 2018
Tangiers Global, LLC [Member] | Investment Agreement [Member] | Fixed Convertible Promissory Note Due May 12, 2018 [Member]
Debt And Convertible Loan Payable [Line Items]
Conversion of debt, shares issued | shares																				300,120
Conversion of debt, price per share | $ / shares							$ 0.1666
Conversion rate							65.00%
Number of trading days for conversion | Integer							10
Debt face amount							$ 50,000
Debt maturity date							May 12, 2018